Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 26,507		$ 27,597		$ 20,525
Additions Charged to Selling, General and Administrative	9,799		5,811		10,916
(Deductions) Additions	(7,402)	[1]	(6,901)	[1]	(3,844)	[1]
Balance at End of Period	28,904		26,507		27,597
Accrued Product Liability Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	11,736		12,973		47,811
Additions Charged to Selling, General and Administrative	5,499		6,221		(1,430)
Acquisitions (Disposals) of Businesses and Reclassifications			(699)	[2]	(27,493)
(Deductions) Additions	(1,653)	[3]	(6,759)	[3]	(5,915)	[3]
Balance at End of Period	15,582		11,736		12,973
Accrued Loss Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,580		4,357		3,084
Additions Charged to Selling, General and Administrative	195		(310)		2,504
Acquisitions (Disposals) of Businesses and Reclassifications	227		1,316
(Deductions) Additions	(584)	[3]	(1,783)	[3]	(1,231)	[3]
Balance at End of Period	3,418		3,580		4,357
Accrued warranty reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	25,206		27,873		4,331
Additions Charged to Selling, General and Administrative	7,653		178		(57)
Acquisitions (Disposals) of Businesses and Reclassifications	(3)		(2,687)	[2]	24,968
(Deductions) Additions	(3,370)	[3]	(158)	[3]	(1,369)	[3]
Balance at End of Period	29,489		25,206		27,873
Environmental Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,952		4,693		4,408
Additions Charged to Selling, General and Administrative	(60)		(631)		115
Acquisitions (Disposals) of Businesses and Reclassifications	(227)
(Deductions) Additions	(391)	[3]	(110)	[3]	170	[3]
Balance at End of Period	$ 3,274		$ 3,952		$ 4,693

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily transfers between current and noncurrent
[3]	Primarily claims paid during the year, net of insurance contributions